SUBSEQUENT EVENTS (Details Narrative) - USD ($)			1 Months Ended		3 Months Ended		12 Months Ended
	Nov. 01, 2024	Oct. 02, 2024	Oct. 31, 2024	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Apr. 28, 2023	Sep. 30, 2022
Subsequent Event [Line Items]
Purchase common shares					65,000
Exercise price				$ 53.21	$ 4.41		$ 53.21	$ 54.23		$ 53.04
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term							10 years
Proceeds from issuance of debt							$ 45,000
Accrued interest	$ 1,365,000
Accrued interest	$ 59,788				$ 59,788		59,788	$ 1,182
Debt face amount			$ 1,365,000						$ 209,497
Common share purchase warrants			401,310
Proceeds from issuance of warrants								$ 781,953
Interest rate	10.00%			10.00%			10.00%	6.00%
Debt extinguishment of loss					$ (105,349)		$ (495,051)
Convertible Debenture [Member]
Subsequent Event [Line Items]
Proceeds from issuance of debt	$ 1,424,788
New Debenture [Member]
Subsequent Event [Line Items]
Principal amount			$ 59,788
Private Placement [Member] | Warrant [Member]
Subsequent Event [Line Items]
Debt face amount	2,236,551
Proceeds from issuance of warrants							2,236,551
Private Placement [Member] | Convertible Debenture [Member]
Subsequent Event [Line Items]
Proceeds from issuance of debt							4,276,389
Proceeds from subscription							2,250,000
Debt face amount	$ 4,276,389			$ 1,000			$ 1,000
Common share purchase warrants				523			523
Warrant exercisable period	5 years			5 years
Exercise price of warrants or rights	$ 1.91			$ 1.91			$ 1.91
Subsequent Event [Member]
Subsequent Event [Line Items]
Accrued interest	$ 1,365,000
Accrued interest	$ 59,788
Debt face amount			$ 1,365,000
Common share purchase warrants			401,310
Interest rate	10.00%
Debt extinguishment of loss			$ 105,349
Subsequent Event [Member] | Convertible Debenture [Member]
Subsequent Event [Line Items]
Proceeds from issuance of debt	$ 1,424,788
Subsequent Event [Member] | New Debenture [Member]
Subsequent Event [Line Items]
Principal amount			$ 59,788
Subsequent Event [Member] | Private Placement [Member] | Convertible Debenture [Member]
Subsequent Event [Line Items]
Debt face amount	$ 1,000
Common share purchase warrants	523
Warrant exercisable period	5 years
Exercise price of warrants or rights	$ 1.91
Director and Officer [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Purchase common shares		65,000
Exercise price		$ 2.44
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term		10 years